Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
19.	Related Party Transactions

At June 30, 2013, Exxaro held approximately 44.4% of the voting securities of Tronox Limited. During the three and six months ended June 30, 2013, the Company purchased transition services from Exxaro, which amounted to $2 million and $4 million, respectively.

Prior to the Transaction Date, Tronox Incorporated conducted transactions with Exxaro Australia Sands Pty Ltd, Tronox Incorporated’s 50% partner in the Tiwest Joint Venture. Tronox Incorporated purchased, at open market prices, raw materials used in its production of TiO2, as well as Exxaro Australia Sands Pty Ltd’s share of TiO2 produced by the Tiwest Joint Venture. Tronox Incorporated also provided administrative services and product research and development activities, which were reimbursed by Exxaro. For the three and six months ended June 30, 2012, the Company made payments of $90 million and $173 million, respectively, and received payments of $2 million and $9 million, respectively, related to these transactions.

22. Related Party Transactions

Prior to the Transaction Date, Tronox Incorporated conducted transactions with Exxaro Australia Sands Pty Ltd, Tronox Incorporated’s 50% partner in the Tiwest Joint Venture. Tronox Incorporated purchased, at open market prices, raw materials used in its production of TiO2, as well as Exxaro Australia Sands Pty Ltd’s share of TiO2 produced by the Tiwest Joint Venture. Tronox Incorporated also provided administrative services and product research and development activities, which were reimbursed by Exxaro. For the year ended December 31, 2012, eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010, Tronox Incorporated made payments of $173 million, $316 million, $44 million and $109 million, respectively, and received payments of $9 million, $8 million, less than $1 million and $2 million, respectively. Subsequent to the Transaction Date, such transactions are considered intercompany transactions and are eliminated in consolidation.

Subsequent to the Transaction, the Company began purchasing transition services from Exxaro, which amounted to $7 million since the Transaction Date.